Other expense	12 Months Ended
Dec. 31, 2024
Analysis of income and expense [abstract]
Other expense	Other expenses

	December 31, 2024	December 31, 2023	December 31, 2022

Non-tenant electricity expense	$3,266,224	$1,834,479	$-
Commissions paid	228,050	127,513	104,680
Others	1,658,111	1,075,121	269,311

Total	$5,152,385	$3,037,113	$373,991